Shareholder Report, Holdings (Details) - American Conservative Values ETF	Jan. 31, 2026
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Berkshire Hathaway Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Information Technology -Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.65%
Information Technology -Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.46%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.69%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%